ACCOUNTING POLICIES (Intangible assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Mining concession, period	50 years
Mining concession, additional term	50 years
Research and development expense	$ 8.3	$ 10.0	$ 8.9
Information system projects
Disclosure of detailed information about intangible assets [line items]
Amortisation period (not exceeding)	3 years
Customer relationships and other contractual rights
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	10 years
Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 662.3	662.3
Steel | Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 619.8	$ 619.8
Mining
Disclosure of detailed information about intangible assets [line items]
Amortisation rates, intangible assets other than goodwill	4.00%	5.00%	8.00%
Mining | Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 42.5	$ 42.5
Bottom of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Top of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	10 years